Shareholder Fees {- Fidelity® Dividend Growth Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Dividend Growth Fund Retail PRO-08 | Fidelity® Dividend Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none